COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Cost of Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Salaries, employee benefits and social security taxes		$ (239,257)	$ (176,490)	$ (146,271)
Shared-based compensation expense		(5,666)	(917)	(735)
Depreciation and amortization expense		(4,339)	(4,281)	(4,441)
Travel and housing		(6,631)	(6,586)	(6,673)
Office expenses		(1,692)	(1,084)	(1,504)
Professional services		(5,005)	(1,754)	(361)
Recruiting, training and other employee expenses		(415)	(216)	(227)
Taxes other than income tax		(166)	(67)	(80)
Cost of sales	[1],[2]	$ (263,171)	$ (191,395)	$ (160,292)

[1]	Includes depreciation and amortization expense of 4,339, 4,281 and 4,441 for 2017, 2016 and 2015, respectively. See note 5.1.
[2]	Includes share-based compensation expense of 5,666, 917 and 735 under cost of revenues; and 8,798, 2,703 and 1,647 under selling, general and administrative expenses for 2017, 2016 and 2015, respectively. See note 5.